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Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Emerging Markets Opportunities Fund

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 28, 2023 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, dated January 27, 2023, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Opportunities Trust (the “Trust”) on November 15, 2023, for the Virtus Vontobel Emerging Markets Opportunities Fund will be effective December 27, 2023.

◾	Sustainable Growth Advisers, LP (“SGA”), an affiliate of Virtus Investment Advisers, Inc., will be managing the Fund as subadviser.

◾	Hrishikesh Gupta, Kishore Rao, and Robert L. Rohn will be added as portfolio managers of the Fund.

◾	The current subadviser, Vontobel Asset Management, Inc. (“Vontobel”) will be removed as subadviser of the Fund and all references to Vontobel as subadviser of the Fund, and to Matthew Benkendorf and Ramiz Chelat as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed Virtus SGA Emerging Markets Equity Fund.

Accordingly, the following changes to the prospectus disclosure will take effect on December 27, 2023:

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Vontobel Emerging Markets Opportunities Fund		Class A	Class C	Class I	Class R6
Management Fees		0.98%	0.98%	0.98%	0.98%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.36%	0.30%	0.27%	0.18%
Total Annual Fund Operating Expenses		1.59%	2.28%	1.25%	1.16%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.05%)	(0.02%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.48%	2.23%	1.23%	0.98%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.48% for Class A Shares, 2.23% for Class C Shares, 1.23% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:
Sold
Expense Example - Virtus Vontobel Emerging Markets Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	692	1,014	1,359	2,328
Class C	326	708	1,216	2,613
Class I	125	395	684	1,510
Class R6	100	351	622	1,395

Held
Expense Example No Redemption - Virtus Vontobel Emerging Markets Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	692	1,014	1,359	2,328
Class C	226	708	1,216	2,613
Class I	125	395	684	1,510
Class R6	100	351	622	1,395

The disclosure regarding the Fund’s principal investment strategies in the summary prospectus and the summary section of the statutory prospectus will be replaced in its entirety as follows:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Investors should retain this supplement with the Prospectuses for future reference.